Derivative Financial Instruments - Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Unrealized gain/ (loss), net on derivatives	$ 1,653,464	$ (291,873)	$ 229,373
Realized gain/ (loss), net on derivatives	1,327,397	(1,264,750)	300,262
Forward contracts
Derivative Financial Instruments
Unrealized gain/ (loss), net on derivatives	1,653,464	(291,873)	229,373
Realized gain/ (loss), net on derivatives	$ 1,327,397	$ (1,264,750)	$ 300,262